Trade receivables - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Trade receivables [Line Items]
Reversal / write back for credit losses	₨ 938	₨ 209
Provisions for credit losses	269	281
Unbilled Revenue	₨ 6,882	₨ 6,983
Bottom of Range
Trade receivables [Line Items]
Trade receivables, collection period	7 days
Top of Range
Trade receivables [Line Items]
Trade receivables, collection period	90 days